Fair Value Measurements - Schedule of Fair Value of Outstanding Warrants (Details)	Dec. 31, 2019	Dec. 31, 2018
Contractual Term [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants expiration period	4 years 7 months 6 days
Contractual Term [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants expiration period		1 year 1 month 6 days
Contractual Term [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants expiration period		5 years 1 month 6 days
Expected Volatility [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input	2.075
Expected Volatility [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		1.457
Expected Volatility [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		2.653
Risk-free Interest Rates [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input	0.017
Risk-free Interest Rates [Member] | Minimum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		0.025
Risk-free Interest Rates [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants measurement input		0.026